UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2006
                                               --------------

Check here if Amendment [X]; AMENDMENT NUMBER Two
         This Amendment (Check only one.):
                        [x]  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 RIVERWALK BLVD., BLDG 2A
         RIDGELAND, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC    APRIL 30, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


COMMENTS: Change amendment designation from "new holdings" to "restatement"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:     70
                                        -------------

Form 13F Information Table Value Total:  178,506
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                             INVEST-   OTHER   VOTING
NAME OF ISSUER               TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                              CLASS           (X$1000)       CRETION   GERS    SOLE

   			                	   	          	                                                                           DISC  GERS



AFLAC INC	COMMON	^001055102	2794	60745	SOLE	N/A	60745
ALBEMARLE CORP	COMMON	^012653101	2650	36905	SOLE	N/A	36905
ALLSTATE CORP	COMMON	^020002101	799	12270	SOLE	N/A	12270
ALTRIA GROUP 	COMMON	02209S103	458	5335	SOLE	N/A	5335
AIG		COMMON	026874107	2539	35430	SOLE	N/A	35430
AMGEN INC	COMMON	031162100	901	13191	SOLE	N/A	13191
ARCHER-DANIELS	COMMON	039483102	4158	130107	SOLE	N/A	130107
ARROW INTERN	COMMON	042764100	3050	86225	SOLE	N/A	86225
ADP		COMMON	053015103	3472	70497	SOLE	N/A	70497
BANK OF AMERICA	COMMON	^060505104	6926	129726	SOLE	N/A	129726
BB&T CORP	COMMON	^054937107	1763	40121	SOLE	N/A	40121
BP PLC-SPONSADR	COMMON	^055622104	762	11363	SOLE	N/A	11363
CANADIAN NAT'L	COMMON	136375102	3129	72720	SOLE	N/A	72720
CATERPILLAR INC	COMMON	149123101	4848	79035	SOLE	N/A	79035
CHEVRON CORP	COMMON	166764100	427	5812	SOLE	N/A	5812
CITIGROUP INC	COMMON	172967101	6090	109335	SOLE	N/A	109335
CROSSTEX ENERGY COMMON	23325P104	136	12600	SOLE	N/A	12600
DUFF & PHELPS 	COMMON	26432K108	300	25800	SOLE	N/A	25800
EATON VANCE 	COMMON	278265103	4837	146545	SOLE	N/A	146545
ECOLAB INC	COMMON	278865100	1286	28445	SOLE	N/A	28445
EMERSON ELEC	COMMON	291011104	893	20262	SOLE	N/A	20262
ENBRIDGE ENERGY COMMON	29250R106	6223	126005	SOLE	N/A	126005
ENERGY TRANSFER COMMON	29273R109	6669	147335	SOLE	N/A	147335
ENTERPRISE PROD	COMMON	293792107	5615	193762	SOLE	N/A	193762
EXXON MOBIL 	COMMON	30231G102	2325	30336	SOLE	N/A	30336
FORTUNE BRANDS	COMMON	349631101	201	2352	SOLE	N/A	2352
FRANKLIN ELEC	COMMON	353514102	2045	39793	SOLE	N/A	39793
GALLAGHER GROUP COMMON	363595109	217	2418	SOLE	N/A	2418
GENERAL ELECTRI	COMMON	369604103	7603	204330	SOLE	N/A	204330
GENERAL MILLS 	COMMON	370334104	218	3784	SOLE	N/A	3784
GENZYME CORP	COMMON	372917104	431	7000	SOLE	N/A	7000
IBM		COMMON	459200101	1572	16185	SOLE	N/A	16185
JOHN HAN BK 	COMMON	409735107	164	16311	SOLE	N/A	16311
J&J		COMMON	478160104	4120	62399	SOLE	N/A	62399
JPMORGAN CHASE	COMMON	46625H100	1284	26590	SOLE	N/A	26590
KINDER MORGAN	COMMON	494550106	901	18800	SOLE	N/A	18800
LINEAR TECH	COMMON	535678106	1245	41050	SOLE	N/A	41050
MAGELLAN MIDST	COMMON	55907R108	7127	184635	SOLE	N/A	184635
MCDONALD'S CORP	COMMON	580135101	4845	109300	SOLE	N/A	109300
MEDTRONIC INC	COMMON	585055106	3158	59021	SOLE	N/A	59021
MERIDIAN BIO	COMMON	589584101	1643	66985	SOLE	N/A	66985
MICROSOFT CORP	COMMON	594918104	301	10070	SOLE	N/A	10070
NATURAL RESOURC	COMMON	63900P103	7041	121515	SOLE	N/A	121515
NUVEEEN INVTS 	COMMON	67090F106	918	17700	SOLE	N/A	17700
NUVEEN PENN 	COMMON	670972108	374	7200	SOLE	N/A	7200
ONEOK PARTNERS 	COMMON	682680103	678	10700	SOLE	N/A	10700
PAYCHEX INC	COMMON	704326107	1633	41300	SOLE	N/A	41300
PENN VIRGINIA 	COMMON	707884102	267	10250	SOLE	N/A	10250
PEPSICO INC	COMMON	713448108	2889	213600	SOLE	N/A	213600
PFIZER INC	COMMON	717081103	4122	159156	SOLE	N/A	159156
PIMCO CORPORATE COMMON	72200U100	540	33400	SOLE	N/A	33400
PIMCO MUNI 	COMMON	72200N106	251	15700	SOLE	N/A	15700
PLAINS ALL AMER COMMON	726503105	4601	89850	SOLE	N/A	89850
PRAXAIR INC	COMMON	74005P104	3569	60145	SOLE	N/A	60145
PRINCIPAL FIN	COMMON	74251V102	241	4100	SOLE	N/A	4100
PROCTER & GAMBL	COMMON	742718109	4528	70452	SOLE	N/A	70452
ROPER INDUSTRIE	COMMON	776696106	4839	96330	SOLE	N/A	96330
SLM CORP	COMMON	78442P106	1717	35195	SOLE	N/A	35195
STAPLES INC	COMMON	855030102	784	29350	SOLE	N/A	29350
STATE STREET 	COMMON	857477103	3477	51560	SOLE	N/A	51560
SUNOCO LOGISTI	COMMON	8716C0105	1744	56545	SOLE	N/A	56545
TEPPCO PARTNERS COMMON	872384102	451	11200	SOLE	N/A	11200
UNITED TECHN	COMMON	913017109	4002	64015	SOLE	N/A	64015
UNIVERSAL STAINLCOMMON	913837100	285	8506	SOLE	N/A	8506
US BANCORP	COMMON	902973304	3466	95760	SOLE	N/A	95760
VALERO LP	COMMON	91913W104	2941	52728	SOLE	N/A	52728
VF CORPORATION	COMMON	918204108	845	10300	SOLE	N/A	10300
WACHOVIA CORP	COMMON	929903102	1731	30392	SOLE	N/A	30392
WELLS FARGO	COMMON	949746101	314	8840	SOLE	N/A	8840
WILLIAMS PART	COMMON	96950F104	1428	36900	SOLE	N/A	36900




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